GOING CONCERN UNCERTAINTIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Retained earnings accumulated deficit	$ 22,506,556		$ 20,122,627	$ 16,746,217
Bank balance	846,174		2,575,225	597,160
Current liabilities	116,174		192,459	302,202
Operating cash outflow	1,556,984	$ 1,854,151	$ 4,012,901	$ 4,755,165	$ 5,061,602
Service [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Services	30,000.00
Operating [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Services	$ 0